Derivative Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Assets and Liabilities [Abstract]
Schedule of Reconciliation of the Fair Value Measurement of Derivatives	Reconciliation of the fair value measurement of derivatives (Level 2):
	Year ended December 31,
	2023
	Derivative Assets	Derivative Liabilities
Balance as of January 1,	—	—
Remeasurement recognized in statement of profit or loss during the period	28	20
Purchases	1,253	366
Sales	—	(386)
Balance as of December 31,	1,281	—

Schedule of Gain or Loss on Derivatives are Recognized in Net Financial Expenses (Income)	The following gain or loss on derivatives are recognized in Net financial expenses (income) in the consolidated statements of profit or loss and comprehensive profit or loss:
Year ended December 31,
2023
Unrealized change in fair value of outstanding contracts	409
Realized loss on settled contracts	(361)
48

Schedule of Measurement Date	November 28, 2023 warrants
	Initial recognition	Remeasurement on settlement of warrants		Remeasurement at period end
Measurement date	November 28, 2023	December 18, 2023	December 27, 2023	December 31, 2023
Dividend yield (%)	—	—	—	—
Expected share price volatility (%)	100%	93%	91%	91%
Risk-free interest rate (%)	4.89%	4.43%	4.20%	4.23%
Expected life of warrants (years)	3.00	2.93	2.91	2.90
Share price (CAD)	1.58	3.96	4.33	3.85
Exercise price (USD)	1.17	1.17	1.17	1.17
Fair value of warrants (USD)	0.74	2.22	2.69	2.15
Number of warrants granted (exercised)	22,222,000	(4,963,000)	(2,000,000)	15,259,000
January 7, 2021 broker warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	85%	158%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.01	1.01	0.01
Share price (CAD)	6.38	0.56	3.85
Exercise price (CAD)	2.81	2.81	2.81
Fair value of warrants (USD)	3.72	0.01	0.64
Number of warrants outstanding	96,000	96,000	96,000

January 14, 2021 warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	78%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.53	1.53	0.53
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.10	3.10	3.10
Fair value of warrants (USD)	3.63	0.02	0.56
Number of warrants outstanding	559,000	559,000	559,000
January 14, 2021 broker warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	78%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.53	1.53	0.53
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.53	3.53	3.53
Fair value of warrants (USD)	3.52	0.01	0.43
Number of warrants outstanding	447,000	447,000	447,000
February 10, 2021 warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	76%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.60	1.60	0.60
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.01	3.01	3.01
Fair value of warrants (USD)	3.68	0.02	0.62
Number of warrants outstanding	6,156,000	6,156,000	6,156,000

February 10, 2021 broker warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	113%	88%	76%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.60	1.60	0.60
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	3.39	3.39	3.39
Fair value of warrants (USD)	3.58	0.01	0.50
Number of warrants outstanding	125,000	125,000	125,000
May 20, 2021 warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	111%	86%	85%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.38	1.38	0.38
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	4.87	4.87	4.87
Fair value of warrants (USD)	3.12	—	0.15
Number of warrants outstanding	10,613,000	10,613,000	10,613,000
May 20, 2021 broker warrants
	Remeasurement at period end	Remeasurement at period end	Remeasurement at period end
Measurement date	January 1, 2022	December 31, 2022	December 31, 2023
Dividend yield (%)	—	—	—
Expected share price volatility (%)	111%	86%	85%
Risk-free interest rate (%)	0.97%	4.41%	4.23%
Expected life of warrants (years)	2.38	1.38	0.38
Share price (CAD)	6.38	0.56	3.85
Exercise price (USD)	5.49	5.49	5.49
Fair value of warrants (USD)	3.01	—	0.10
Number of warrants outstanding	1,132,000	1,132,000	1,132,000